Advanced Series Trust
Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

February 4, 2011

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:   Definitive Proxy Statement of
AST Aggressive Asset Allocation Portfolio of Advanced Series Trust

(Securities Act File No. 33-24962 and Investment Company Act File No. 811-5186)

Ladies and Gentlemen:

On behalf of Advanced Series Trust (the Registrant), pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, transmitted herewith for filing with the Securities and Exchange Commission (the Commission) is the Registrant’s definitive proxy statement (the Proxy Statement).  The Proxy Statement is being filed in connection with a proposed increase in the investment management fee rate for the above-referenced portfolio (the Aggressive Portfolio).  The investment management fee rate increase is being proposed in order to enable the Trust’s investment managers to: (i) terminate Quantitative Management Associates, LLC as the sole subadviser for the Aggressive Portfolio; (ii) retain Wellington Management Company, LLP (Wellington Management) as the sole subadviser for the Portfolio; and (iii) have Wellington Management implement a new investment strategy for the Portfolio. Specifically, if the increased investment management fee rate is approved by the Aggressive Portfolio shareholders, the revised fee schedule will become effective upon the addition of Wellington Management as a subadviser to the Portfolio. Such addition is expected to occur on or about the close of business on Friday April 29, 2011.  In turn, once Wellington Management becomes a subadviser to the Portfolio, it is expected that: (i) Wellington Management will commence implementation of its new investment strategy for the Portfolio; (ii) the name of the Portfolio will be changed from the AST Aggressive Asset Allocation Portfolio to the AST Wellington Management Hedged Equity Portfolio; and (iii) certain changes to the Portfolio’s investment objective, non-fundamental investment policies, and blended performance benchmark will become effective.  Capitalized terms used herein and not otherwise defined herein shall have the meanings given to them in the Proxy Statement.  The Portfolio Repositioning is described in greater detail in the Proxy Statement.

This filing is intended to respond to telephonic comments received from Sally Samuel of the Commission Staff with respect to the Registrant’s preliminary proxy statement that was filed with the Commission on January 21, 2011 (the Preliminary Proxy Statement) and to make certain non-material changes.  The Proxy Statement has been tagged to indicate changes from the Preliminary Proxy Statement.  The Commission Staff’s comments, and our responses thereto, are set out below.

1.             Comment:              In the “Introduction—Voting” and “Voting Information” sections of the Proxy Statement, please expressly indicate that the Participating Insurance Companies may vote Portfolio shares held by them in their general account or otherwise pursuant to the “echo voting” procedure described in the Proxy Statement.

Response:             The requested disclosure has been added to the Proxy Statement.

2.             Comment:              In the “Description of Proposed Amendment to Management Agreement Fee Schedule” section of the Proxy Statement, please summarize the material terms of the Management Agreement.

Response:             The requested disclosure has been added to the Proxy Statement.

3.             Comment:              Please present the disclosure contained under the headings “Matters Considered by the Board—Historical Investment Performance of the Aggressive Portfolio” and “Matters Considered by the Board—Investment Management Fee Rates” in accordance with “Plain English” principles.  In particular, please provide more information about what the terms “first quartile” and “fourth quartile” mean in connection with how Portfolio’s current and proposed investment management fee rates and overall annualized operating expense ratios ranked within their respective Lipper fund universes.

Response:             The relevant disclosure has been revised as requested to the extent consistent with the Board’s deliberations.  Additional disclosure that explains the meanings of the terms “first quartile” and “fourth quartile” in the relevant context has also been added to the Proxy Statement.

4.             Comment:              Please provide information about the ownership of Portfolio shares by the officers and Trustees of the Trust, 5% owners of Portfolio shares, and transactions in shares of the Prudential Financial, Inc. by the Trustees of the Trust as required by Schedule 14A.

Response:             The requested disclosure has been added to the Proxy Statement.

5.             Comment:              Please provide information regarding Wellington Management as required by Item 22(c) of Schedule 14A.

Response:             Shareholder approval of the contemplated subadvisory agreement between the Co-Managers and Wellington Management is not required pursuant to an exemptive order (the Order) received from the Commission by the Trust and the Co-Managers.  Because Wellington Management is not the prospective adviser to the Portfolio within the meaning of Item 22(c) of Schedule 14A, the requested disclosure has not been added to the Proxy Statement.  Assuming the Portfolio Repositioning is completed as described in the Proxy Statement, an information statement relating to the subadvisory arrangements between the Co-Managers and Wellington Management that satisfies the requirements of Schedule 14C will be provided to Portfolio shareholders in accordance with the terms Order.

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Should you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Commission Staff’s review, please contact me at 973-367-3161.  Thank you for your assistance in this matter.

Respectfully submitted,

/s/ John P. Schwartz

John P. Schwartz
Assistant Secretary